Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 674,522	$ 8,204	₨ 1,257,945	₨ 1,531,862
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	(55,783)	(678)	(21,985)	5,179
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	24,610	299	8,900	(8,415)
Total other comprehensive income, net of taxes	(31,173)	(379)	(13,085)	(3,236)
Total comprehensive income	643,349	7,825	1,244,860	1,528,626
Total comprehensive income attributable to:
Equity holders of the Company	643,349	7,825	1,244,860	1,528,626
Non-controlling interest
Total comprehensive income	₨ 643,349	$ 7,825	₨ 1,244,860	₨ 1,528,626